Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	ADMA BIOLOGICS, INC.
Entity Central Index Key	0001368514
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 10,720,397	$ 87,771	$ 228,971
Accounts Receivable	61,897	0	0
Inventories	1,009,687	1,147,345	3,390,455
Prepaid Expenses	189,596	59,244	64,781
Total Current Assets	11,981,577	1,294,360	3,684,207
Property and Equipment, Net	803,709	860,932	1,081,159
Other Assets
Equity Issuance Costs	0	421,077	426,963
Restricted Cash	426,963	336,963	0
Deposits	12,577	12,577	12,577
Total Other Assets	439,540	770,617	439,540
TOTAL ASSETS	13,224,826	2,925,909	5,204,906
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	890,762	1,303,414	842,178
Accrued expenses	502,594	526,924	242,398
Accrued Interest	0	10,781	650,301
Current Portion of Leasehold Improvement Loan	10,177	10,576	9,669
Notes Payable - Related Parties	0	450,000	7,115,815
Total Current Liabilities	1,403,533	2,301,695	8,860,361
Deferred Rent Liability	133,142	149,785	171,975
Leasehold Improvement Loan	81,111	88,613	99,262
TOTAL LIABILITIES	1,617,786	2,540,093	9,131,598
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred Stock - $0.001 par value, 8,221,678 and 3,400,000 shares authorized, 3,386,454 and 8,221,678 shares issued and outstanding with a liquidation preference of $21,114,465 and $31,959,545 at December 31, 2010 and 2011, respectively	0	8,222	3,386
Common Stock - $0.001 par value at December 31, 2010 and 2011 and $0.0001 at September 30, 2012; 16,800,000, 6,500,000 and 75,000,000 shares authorized, 351,535, 408,589 and 4,654,303 shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012 (Unaudited), respectively	465	409	352
Additional paid-in capital	46,464,366	30,185,200	19,974,125
Accumulated Deficit	(34,857,791)	(29,808,015)	(23,904,555)
TOTAL STOCKHOLDERS' EQUITY	11,607,040	385,816	(3,926,692)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 13,224,826	$ 2,925,909	$ 5,204,906

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	3,400,000	8,221,678
Preferred stock, issued	0	3,386,454	8,221,678
Preferred stock, outstanding	0	3,386,454	8,221,678
Liquidation preference	$ 0	$ 21,114,465	$ 31,959,545
Common stock, par value	$ 0.0001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	6,500,000	16,800,000
Common stock, issued	4,654,303	408,589	351,535
Common stock, outstanding	4,654,303	408,589	351,535

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Operations
REVENUES	$ 594,834	$ 0	$ 761,042	$ 0
Cost of sales	288,761	0	207,570	0
Gross profit	306,073	0	553,472	0
Research and development expenses	2,201,131	443,188	646,756	2,193,838
Loss on sale of research and development inventory	0	1,934,630	1,934,630	0
Plasma center operating expenses	1,327,761	1,191,243	1,163,148	1,876,644
General and administrative expenses	2,446,043	932,248	1,431,894	1,425,951
TOTAL OPERATING EXPENSES	5,974,935	4,501,309	5,176,428	5,496,433
LOSS FROM OPERATIONS	(5,668,862)	(4,501,309)	(4,622,956)	(5,496,433)
OTHER INCOME (EXPENSE), NET	1,471	(768,130)	(1,601,269)	(451,279)
LOSS BEFORE INCOME TAXES	(5,667,391)	(5,269,439)	(6,224,225)	(5,947,712)
State income tax benefit	617,615	320,765	320,765	0
NET LOSS	$ (5,049,776)	$ (4,948,674)	$ (5,903,460)	$ (5,947,712)
NET LOSS PER SHARE - BASIC AND DILUTED	$ (1.27)	$ (14.08)	$ (16.72)	$ (16.92)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC AND DILUTED	3,988,005	351,535	353,098	351,535

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIENCY) (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Dec. 31, 2009	$ 3,386	$ 352	$ 19,622,469	$ (17,956,843)	$ 1,669,364
Beginning Balance, shares at Dec. 31, 2009	3,386,454	351,535
Stock based compensation			34,809		34,809
Beneficial conversion charge			316,847		316,847
Cashless exercise of warrants					0
Conversion of notes payable and accrued interest					0
Net loss				(5,947,712)	(5,947,712)
Ending Balance, amount at Dec. 31, 2010	3,386	352	19,974,125	(23,904,555)	(3,926,692)
Beginning Balance, shares at Dec. 31, 2010	3,386,454	351,535
Stock based compensation			22,947		22,947
Beneficial conversion charge			556,418		556,418
Cashless exercise of warrants		57,054
Cashless exercise of warrants		57	(57)		0
Conversion of notes payable	4,835,224
Conversion of notes payable and accrued interest	4,836		9,631,767	0	9,636,603
Net loss				(5,903,460)	(5,903,460)
Ending Balance, amount at Dec. 31, 2011	8,222	409	30,185,200	(29,808,015)	385,816
Ending Balance, shares at Dec. 31, 2011	8,221,678	408,589
Stock based compensation			408,544		408,544
Conversion of notes payable and accrued interest					0
Common stock issued to shell company as part of reverse merger, Shares		53,033
Common stock issued to shell company as part of reverse merger, Amount		53	(53)		0
Conversion of preferred shares and accumulated dividends, Amount	(8,222)	2,364	5,858		0
Conversion of preferred shares and accumulated dividends, Shares	(8,221,678)	2,364,553
Conversion of notes payable and accrued interest into common stock in private placement, Amount		27	262,713		262,740
Conversion of notes payable and accrued interest into common stock in private placement, Shares		27,369
Common stock sold in private placement, net of expenses, Amount		1,801	15,597,915		15,599,716
Common stock sold in private placement, net of expenses, Shares		1,800,759
Effects of change in par value from $0.001 to $0.0001 as a result of the reverse merger			(4,189)		(4,189)
Net loss				(5,049,776)	(5,049,776)
Ending Balance, amount at Sep. 30, 2012	$ 0	$ 465	$ 46,464,366	$ (34,857,791)	$ 11,607,040
Ending Balance, shares at Sep. 30, 2012	0	4,654,303

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (5,049,776)	$ (4,948,674)	$ (5,903,460)	$ (5,947,712)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	140,743	166,161	219,552	220,201
Stock based compensation	408,544	19,623	22,947	34,809
Amortization of debt discount and beneficial conversion charge	0	184,185	740,603	132,662
Non-Cash Interest Expense Related to Notes Payable	0	0	847,082	562,767
Loss on sale of research and development inventory	0	(1,934,630)	(1,934,630)	0
Loss on Disposal of Equipment	0	0	945	0
Changes in operating assets and liabilities
Accounts receivable	(61,897)	0	0	0
Inventories	137,658	481,389	308,480	(232,821)
Prepaid Expenses	(130,352)	(35,504)	5,537	15,660
Other assets	(90,000)	90,000	90,000	0
Accounts payable	(412,652)	92,404	40,160	553,418
Accrued expenses	(24,330)	39,706	284,526	(129,791)
Accrued interest	1,959	575,173	0	0
Deferred rent liability	(16,642)	(16,642)	(22,190)	(22,191)
Net cash used in operating activities	(5,096,745)	(1,417,549)	(1,431,188)	(4,812,998)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(83,521)	0	(270)	(3,183)
Net cash used in investing activities	(83,521)	0	(270)	(3,183)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of note payable conversion	17,287,288	0	0	0
Proceeds from convertible notes payable	0	1,200,000	1,500,000	2,300,000
Payment of equity issuance costs	(1,266,495)	0	0	0
Payments on notes payable	(200,000)	0	(200,000)	0
Payments of leasehold improvement loan	(7,901)	(7,224)	(9,742)	(8,906)
Net cash provided by financing activities	15,812,892	1,192,776	1,290,258	2,291,094
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,632,626	(224,773)	(141,200)	(2,525,087)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	87,771	228,971	228,971	2,754,058
CASH AND CASH EQUIVALENTS - END OF PERIOD	10,720,397	4,198	87,771	228,971
Cash paid for interest	0	3,820	15,273	10,564
Supplemental Disclosure of Noncash Financing Activities:
Preferred stock issued upon note payable and interest conversion	0	0	9,636,603	0
Conversion of notes payable and accrued interest into common stock	262,740	0	421,077	0
Reclassification of equity issuance costs to additional paid-in capital	421,077	0	57	0
Stock retained by stockholders of shell company	$ 53	$ 0	$ 0	$ 0

1. ORGANIZATION AND BUSINESS	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
1. ORGANIZATION AND BUSINESS

1.      ORGANIZATION AND BUSINESS

ADMA Biologics, Inc. (“ADMA” or the “Company”) develops and commercializes human plasma and plasma-derived therapeutics. ADMA focuses on developing and commercializing plasma-derived human immune globulins through its wholly-owned subsidiary, ADMA Plasma Biologics, Inc. founded in 2004.  ADMA is based in Hackensack, New Jersey.  In addition, ADMA operates ADMA Bio Centers of Georgia. This wholly-owned subsidiary is a Delaware corporation that was formed on April 3, 2008.  ADMA Bio Centers of Georgia is an FDA-licensed source plasma collection facility located in Norcross, Georgia.

The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future.  The Company has needed to raise capital from the sales of its securities to sustain operations.  As of December 31, 2011, the Company had minimal cash balances.  In February 2012, the Company completed a private placement to raise gross proceeds of $17.5 million (see Note 12).

Based upon the Company’s projected revenue and expenditures for 2012 and 2013, management currently believes that the net proceeds of the private placement, together with the Company’s existing cash, will be sufficient to enable it to fund its operating expenses, research and development expenses and capital expenditures into the third quarter of 2013.  Because the Company does not anticipate receiving FDA approval for RI-002 until, at the earliest, the second half of 2015, if at all, and would therefore not be able to generate revenues from the commercialization of RI-002 until after that date, it will have to raise additional capital prior to the third quarter of 2013 to continue product development and operations.  The Company is unable to predict with reasonable certainty when, if ever, it will generate revenues from the commercialization of RI-002 and, therefore, how much additional capital it will need to raise prior to the third quarter of 2013.  Furthermore, if the Company’s assumptions underlying its estimated revenues and expenses prove to be wrong, it may have to raise additional capital sooner than anticipated.  There can be no assurance that such funds, if available at all, can be obtained on terms acceptable to the Company.  Because of numerous risks and uncertainties associated with the research, development and future commercialization of the Company’s product candidate, it is unable to estimate with certainty the amounts of increased capital outlays and operating expenditures associated with its anticipated clinical trials and development activities.  Its current estimates may be subject to change as circumstances regarding requirements further develop.

There can be no assurance that the Company’s research and development will be successfully completed or that any product will be approved or commercially viable.  The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, dependence on collaborative arrangements, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with FDA and other governmental regulations and approval requirements.

Prior to the last quarter of 2011, ADMA was a development stage company.  ADMA’s primary focus since 2004 has been conducting research and development of human plasma-derived products for the treatment of specific disease states.  The plasma collection center in Georgia was established in 2008 as a complementary business operation.  ADMA transitioned to an operating company from the development stage during the fourth quarter of 2011 when they began to generate revenues from this business segment.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following comprises the Company’s significant accounting policies:

Basis of presentation

The accompanying consolidated financial statements include the accounts of ADMA Biologics, Inc. and its wholly-owned subsidiaries.  All significant intercompany transactions and balances have been eliminated in consolidation.

Cash and cash equivalents

The Company considers all highly-liquid instruments purchased with a maturity of three months or less to be cash equivalents.

Inventories

Plasma inventories (both plasma intended for resale and plasma intended for internal use in our research and development activities) are carried at the lower of cost or market value determined on the first-in, first-out method.  Physical inventories are conducted at the end of each year and perpetual records are adjusted accordingly.  Once the research and development plasma is processed to a finished good for ongoing trials it is then expensed to research and development.  Inventory at December 31, 2010 and 2011 consists of raw materials.  Inventory also includes plasma collected at the Company’s FDA licensed plasma collection center.  Approximately 9,000 liters of plasma inventory was sold in 2011, and the Company recorded a loss of $1,934,630.  The total amount of inventory sold at book value was $2,439,487 and the Company received $504,857 in proceeds from the sales.

Revenue recognition

Revenue from the sale of human plasma collected at the Company’s plasma collection center and plasma-derived medicinal products is recognized at the time of transfer of title and risk of loss to the customer, which usually occurs at the time of shipment.  Revenue is recognized at the time of delivery if the Company retains the risk of loss during shipment.

The plasma inventory sold in 2011 had been purchased from third parties specifically for use in research and development activities.  It had not been collected at the Company’s plasma collection center and sold in the ordinary course of business.  Therefore, the sale was not recorded as revenue with related cost of sales, but was instead recorded as a loss on sale.

Research and development costs

The Company expenses all research and development costs as incurred including plasma and equipment for which there is no alternative future use.  Such expenses include licensing fees and costs associated with planning and conducting clinical trials.

Use of estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates include valuation of inventory, assumptions used in the fair value of stock-based compensation, and the allowance for the valuation of future tax benefits.

Concentration of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents.

Property and equipment

Fixed assets are stated at cost less accumulated depreciation.  Depreciation is calculated using the straight-line method over the asset’s estimated useful life, which is five to ten years.  Leasehold improvements are amortized over the lesser of the lease term or their estimated useful lives.

Income taxes

From June 24, 2004 to July 16, 2007, the Company elected to be taxed as an S corporation for both Federal and state income tax reporting purposes.  Accordingly, the taxable income or loss related to that period was includable in the personal income tax returns of the stockholders.

Effective July 16, 2007, the Company was merged into a C corporation and adopted guidance issued by the Financial Accounting Standards Board, “Accounting for Income Taxes” which requires that the Company recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.  The Company records a valuation allowance on its deferred income tax assets if it is more likely than not that these deferred income tax assets will not be realized.

The Company has no unrecognized tax benefits at December 31, 2010 and 2011.  The Company’s U.S. Federal and state income tax returns prior to fiscal year 2008 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company will recognize interest and penalties associated with tax matters as income tax expense.

Earnings (Loss) Per Share

Net loss per share is determined in accordance with the two-class method.  This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company.  Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings.  The Company’s Series A convertible preferred stock are participating securities, since the stockholders are entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares.

Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period.  Because the holders of the Series A convertible Preferred Stock are not contractually required to share in the Company’s losses in applying the two-class method to compute basic net loss per common share, no allocation to preferred stock was made for the years ended December 31, 2010 and 2011.

Diluted net loss per share is calculated by dividing net loss applicable to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period.  Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and a warrant (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two –class method).  Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive.  No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented.  Potentially dilutive securities that would be issued upon conversion of convertible notes, conversion of Series A convertible preferred stock, and the exercise of outstanding warrants and stock options were 1.7 million as of both December 31, 2010 and 2011 and 1.9 million and 0.7 million as of September 30, 2011 (unaudited) and 2012 (unaudited), respectively.

Stock-based compensation

The Company follows recognized accounting guidance which requires all stock-based payments, including grants of stock options, to be recognized in the Statement of Operations as compensation expense, based on their fairvalues on the grant date.  The estimated fair value of options granted under the Company’s 2007 Employee Stock Option Plan (the “Plan”) are recognized as compensation expense over the option-vesting period.

During the years ended December 31, 2010 and 2011, the Company recorded stock-based compensation expense to employees and a consultant of $34,809 and $22,947, respectively.  During the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), the Company recorded stock-based compensation expense to employees and a consultant of $19,623 and $408,544, respectively.

The fair value of employee options granted was determined on the date of grant using the Black-Scholes model.  The Black-Scholes option valuation model was developed for use in estimating the fair value of publicly traded options, which have no vesting restrictions and are fully transferable.  In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.  The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value estimate.  Because there is no public market for the Company’s stock and very little historical experience with the Company’s stock options, a small similar publicly traded company was used for comparison and expectations as to assumptions required for fair value computation using the Black-Scholes methodology.  Accordingly, the Company’s stock price volatility is expected to be 72% and the expected term of options outstanding is 6.25 years.  The Company’s dividend yield has been assumed at 0% as the Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future.

Guidance for stock-based compensation requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The Company currently estimates there will be no forfeitures of options.

Fair value of financial instruments

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents and accounts payable, are shown at cost which approximates fair value due to the short-term nature of these instruments.

3. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
3. PROPERTY AND EQUIPMENT

3.      PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31:

	2010	2011
Lab and office equipment	$467,492	$465,778
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,548,872	1,547,158
Less: accumulated depreciation and amortization	(467,713)	(686,226)
	$1,081,159	$860,932

The Company recorded depreciation and amortization expense of $220,201 and $219,552 for the years ended December 31, 2010 and 2011, respectively.

4. LEASEHOLD IMPROVEMENT LOAN	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
4. LEASEHOLD IMPROVEMENT LOAN

4.      LEASEHOLD IMPROVEMENT LOAN

In connection with the lease of commercial real estate by the Company’s wholly-owned subsidiary for the operation of the plasma collection center, the Company borrowed $125,980 from the lessor to pay for leasehold improvement costs in excess of the allowance provided for in the lease agreement.  The loan bears interest at 9% and is payable in 120 monthly installments of $1,596 maturing December 31, 2018.  Principal maturities under the loan are as follows:

2012	$10,576
2013	11,569
2014	12,654
2015	13,841
2016	15,139
Thereafter	35,410
Total	$99,189

5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS

5.      NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS

As of February 13, 2012, all Notes and accrued interest and Preferred Stock have been converted into common stock or repaid in full.

Prior to February 13, 2012, the Company has issued senior secured convertible promissory notes (the “Notes”) to significant stockholders pursuant to the terms of Note Purchase Agreements.  The outstanding principal and interest under the notes are due and payable upon the earliest to occur of:  (i) March 31, 2012 (as amended); (ii) the date on which the Company consummates a preferred stock financing in which the gross proceeds to the Company total at least $10,000,000 (“Qualified Financing” as defined in the Notes); and (iii) the occurrence of an Event of Default (as defined in the Notes), the first of these three events to occur referred to as the “Maturity Date”.  Interest accrues on the outstanding principal at the stated rate and is payable on the Maturity Date.

If all or any of the principal and accrued interest thereon remains outstanding prior to the date of a Qualified Financing, those amounts shall automatically convert into shares of the Company’s preferred stock at the lower of (a) the price per share paid by investors in the Qualified Financing or (b) the stated Conversion Price.

Any principal and accrued interest thereon that remains outstanding will convert into preferred shares at the stated conversion price if immediately prior to the Maturity Date, a Qualified Financing has not occurred and the Company does not have sufficient cash on hand to repay the outstanding balance in full.  The Series A-1 and A-2 Preferred Stock shall have the same rights and privileges as the Company’s Series A Preferred Stock and shall be senior to the Series A Preferred Stock in liquidation preference.

If the principal amounts due under these notes are repaid on the Maturity Date, the payees have the option to convert all of the accrued interest into shares of Series A Preferred Stock determined by dividing the interest by the Conversion Price.

In the Event of a Default, the interest rate stated on the notes shall be increased by three percent (3%) per annum.  The Notes are collateralized by all of the assets of the Company.

The Company issued promissory notes which are not convertible to significant stockholders pursuant to the terms of Note Purchase Agreements.  The outstanding principal and interest under the notes are due and payable upon the earliest to occur of: (i) March 31, 2012 (as amended); (ii) the occurrence of a prepayment event (as defined in the Notes) or (iii) the occurrence of an Event of Default (as defined in the Notes), the first of these three events to occur referred to as the “Maturity Date”.

In December 2011, $8,150,000 of the convertible notes payable and $1,486,603 of accrued interest thereon were converted into 4,835,224 shares of the Company’s Series A-1 preferred stock at a conversion price of $1.9930 per share.

Notes payable consist of the following at December 31, 2010 and 2011:

Issue Date	Principal 12/31/10	Principal Issued in 2011			Principal Converted in 2011		Principal Repaid in 2011		Principal 12/31/11		Interest Rate	Conversion Price

Aug-09	$2,500,000	$	---		$(2,500,000	) *	$	---	$	---	9%	$1.9930
Dec-09	2,500,000		---		(2,500,000	) *		---		---	9%	$1.9930
Jun-10	1,800,000		---		(1,800,000)			---		---	12%	$1.9930
Dec-10	500,000		---		(500,000)			---		---	10%	$1.9930
Feb-11	---		300,000		(300,000)			---		---	10%	$1.9930
May-11	---		250,000		(250,000)			---		---	10%	$1.9930
Jun-11	---		300,000		(300,000)			---		---	10%	$1.9930
Aug-11	---		250,000		---			---		250,000	10%	$1.9930
Sep-11	---		100,000	**	---			(100,000)		---	18%	---
Oct-11	---		100,000	**	---			(100,000)		---	18%	---
Dec-11	---		200,000		---			---		200,000	18%	---
	$7,300,000		$1,500,000		$(8,150,000)			$(200,000)		$450,000

*Notes payable convertible into Series A-1 Preferred Stock.  The conversion price was amended to $1.9930 on December 22, 2011, resulting in a charge to interest expense of $556,418.  Additional charges to interest of $132,662 and $184,185 were recorded in 2010 and 2011, respectively, for the beneficial conversion feature on the notes issued in June and December 2010.

**Notes paid in full during the year ended December 31, 2011 including interest of $1,972.

Total interest expense incurred on the notes payable for the years ended December 31, 2010 and 2011 was $693,401 and $1,587,685, respectively.

Stock purchase warrants

In connection with the issuance of the June 2010, August 2011 and September 2011 Notes, the Company issued stock purchase warrants expiring ten years from date of issue to existing common and preferred stockholders at an exercise price of $0.07 per share.  Such warrants vested immediately and can be exercised at any time up to the expiration date.  Warrants outstanding as of December 31, 2010 and 2011 are as follows:

	Number Of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance Outstanding – December 31, 2009	---
Issued January 1 – December 31, 2010	52,730	$0.07	9.5 years
Balance Outstanding and Exercisable – December 31, 2010	52,730	$0.07	9.5 years
Warrants vested and expected to vest – December 31, 2010	52,730	$0.07	9.5 years
Balance Outstanding – December 31, 2010	52,730	$0.07	9.5 years
Issued January 1 – December 31, 2011	5,198	$0.07	9.9 years
Cancelled January 1 – December 31, 2011	(586)	$0.07
Exercised January 1 – December 31, 2011	(57,342)	$0.07
Balance Outstanding – December 31, 2011	---

6. STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
6. STOCKHOLDERS' EQUITY

6.      STOCKHOLDERS’ EQUITY

The Company was originally organized as an S corporation and issued 100 shares of stock at a par value of $0.01 each.  On July 16, 2007, the Company merged into a C corporation and, concurrent with this election, each of the shares of stock of the terminating S corporation converted into 23,904.38 shares of common stock of the C corporation, resulting in a total of 351,535 shares outstanding.  Since the shareholders of the S corporation became the majority shareholders of the C corporation, this was accounted for as a reverse merger.  Accordingly, the pre-merger financial statements of the S corporation have become the historical financial statements of the C corporation.

Upon conversion of the Company from an S corporation to a C corporation, the Company increased its authorized common stock to 6,500,000 shares with a par value of $.001 per share and authorized 3,400,000 shares of Series A preferred (Series A shares), with a par value of $.001 per share.  On July 17, 2007, the Company completed a private placement and raised gross proceeds of $17,000,000 from the sale of 3,386,454 Series A convertible preferred shares at a sale price of $5.02 per share.

In December 2011, 57,054 shares of Common Stock were issued in connection with the cashless exercise of 57,342 Stock Purchase Warrants and 4,835,224 shares of Series A-1 Preferred Stock were issued in connection with the conversion of notes payable and accrued interest thereon.

In December 2011, the corporate charter was amended to increase the authorized capital from 6,500,000 to 16,800,000 common shares and from 3,400,000 to 8,221,678 preferred shares.

On December 22, 2011, $8,150,000 of notes payable to significant shareholders plus accrued interest were converted to Series A Preferred Stock at a conversion rate of $1.993 per share resulting in the issuance of 4,835,224 additional shares of Series A Preferred Stock.  The note holders also exercised 57,342 warrants in a cashless transaction for 57,054 shares of common stock and cancelled warrants for an additional 586 shares of common stock.  The due date on all remaining notes payable to significant shareholders was extended from December 31, 2011 to March 31, 2012.

The Series A Preferred Shares have the following rights and preferences:

Dividends

From and after the date of their issuance, dividends at the rate per annum of $0.3514 per share shall accrue on Series A Preferred shares.  The Company is under no obligation to pay such accruing dividends.  However, dividends on the Preferred Shares shall be cumulative from the date of issuance and shall be paid before any dividends on shares of any other class of stock of the Company.  No such dividends were declared prior to December 31, 2010.  As of December 31, 2010 and 2011, $4,117,726 and $5,326,207, respectively, in dividends had accumulated on the Series A shares.

Conversion

The holders of the Series A Preferred Shares have the right to convert their shares to common stock at any time at an initial conversion price of $5.02 per share.  In certain situations, the Preferred Shares are protected from dilution by future issuances of common stock at less than the Series A Preferred Share conversion price.  At December 31, 2011, the conversion price was $13.5524 per share under these anti-dilution provisions.

The Company is required, at all times, to reserve a sufficient number of shares of common stock to effect the conversion of all outstanding shares of preferred stock.

Liquidation preference

Upon liquidation or dissolution of the Company, the holders of the Series A shares are entitled to be paid an amount per share equal to the Series A Original Issue Price ($5.02 per share) plus the cumulative unpaid dividends and any other dividends declared but unpaid.

Voting

The stockholders of the Series A Preferred Shares vote together with all other classes of stock as a single class on matters presented to the stockholders of the Company.  Each holder of Series A Preferred Shares is entitled to a number of votes (one vote) equal to the number of whole shares of common stock into which the Series A Preferred Shares of such holder are convertible as of the record date for determining stockholders to vote on such matters, except with respect to certain corporate actions, which require a fifty percent (50%) approval of the then outstanding Series A Preferred Shares.  The holders of record of the Series A shares, as a separate class, are entitled to elect two directors of the five-member Board of the Company.  One of the two “Series A Directors” shall serve as Chairman of the Board.  The holders of record of the common stock are also entitled to elect two directors.

As of February 13, 2012, there were no Preferred Shares outstanding.

7. RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
7. RELATED PARTY TRANSACTIONS

7.      RELATED PARTY TRANSACTIONS

The Company leases an office building and equipment from an entity owned by related parties on a month-to-month basis.  Rent expense amounted to $96,539 and $96,448 for the years ended December 31, 2010 and 2011, respectively.  As of December 31, 2011, the Company owed such entity $72,336.

The Company maintains deposits and other accounts at a bank which is less than 5%-owned by related parties and where a stockholder is a member of the Board of Directors of the bank.

The Company owed $7,300,000 and $450,000 to existing common and preferred stockholders under senior secured convertible promissory notes and nonconvertible promissory notes at December 31, 2010 and 2011, respectively.  Interest in the amount of $650,301 and $10,781 has been accrued on these notes as of December 31, 2010 and 2011, respectively.  During 2011, there were additional borrowings of $1,500,000 from the Company’s existing common and preferred stockholders and repayments of $200,000 plus interest of $1,972.

8. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
8. COMMITMENTS AND CONTINGENCIES

8.      COMMITMENTS AND CONTINGENCIES

Lease commitments

Effective June 1, 2008, the Company entered into a 10-year lease for commercial space in a Georgia office building, commencing October 1, 2008.  The lease provides for annual rent increases and renewal options at market rent.  Rent expense under this lease was approximately $140,000 in both 2010 and 2011.

Future minimum lease payments for each of the five years ending December 31 and thereafter are as follows:

2012	$152,247
2013	156,058
2014	159,995
2015	164,026
2016	168,089
Thereafter	303,894
$1,104,309

Irrevocable letter of credit

On May 27, 2008, the Company established a $426,963 Standby Letter of Credit in favor of a landlord to guarantee payment under the Georgia office building lease.  The landlord granted a temporary reduction of $90,000 in the amount of the required letter of credit to $336,963.  This reduction is valid until the Company receives FDA license for its plasma collection center in Georgia and begins to receive proceeds from the sale of plasma collected from the center.  This license was granted by the FDA in August 2011 and the Company is in the process of restoring the letter of credit.  The entire amount under this letter of credit is maintained in a restricted cash account as of December 31, 2010 and 2011.  The letter of credit expires on September 30, 2018.

Purchase commitments

In 2008, the Company entered into an agreement with Biotest Pharmaceuticals (“BPC”) for the purchase of plasma pursuant to which the Company will purchase plasma to be utilized in its clinical trials.  In 2010 and 2011, the Company purchased $244,937 and $23,467, respectively, of plasma under this agreement.  In October 2011, the Company entered into a new agreement with BPC for the purchase and sale or RSV plasma with an initial term of 10 years and two five year renewal terms.  Under these agreements, the Company is committed to purchase minimum quantities at specified prices, subject to change upon mutual agreement.

9. STOCK OPTIONS	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
9. STOCK OPTIONS

9.      STOCK OPTIONS

On July 16, 2007 (the “Effective Date”), the Company’s Board and stockholders adopted the Plan.  The Plan has been adopted as a means of attracting, motivating, and retaining the best available personnel for positions of substantial responsibility within the Company.  Under the Plan, the initial maximum number of options to acquire shares of the Company’s common stock that were available for issuance to Optionees was 94,853.

The Plan provides for the Board or a Committee of the Board (the “Committee”) to grant Awards to Optionees and to determine the exercise price, vesting term, expiration date and all other terms and conditions of the Awards, including acceleration of the vesting of an Award at any time.  All options granted under the Plan are intended to be non-qualified options (“NQOs”) unless specified by the Committee to be incentive stock options (“ISOs”), as defined by the Internal Revenue Code.  NQOs may be granted to employees, consultants or Board members at an option price not less than the fair market value of the common stock subject to the Stock Option Agreement.  The following table summarizes information about stock options outstanding as of December 31, 2010 and 2011:

	Number Of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance Outstanding – December 31, 2009	80,441	$3.33	6.8 years
Options issued	3,676	$1.70
Options forfeited	(739)	$3.44
Balance Outstanding – December 31, 2010	83,378	$3.33	6.8 years

Options issued	---
Options forfeited	---
Balance Outstanding – December 31, 2011	83,378	$3.33	5.8 years
Options issued	506,559	$9.60
Balance Outstanding – September 30, 2012	589,937	$8.71	8.9 years

As of December 31, 2010 and 2011, the Company had 11,471 options available for future grant under the Plan and exercisable options of 68,268 and 80,736, respectively.  As of September 30, 2012, the total compensation expense related to unvested options not yet recognized totaled $3,050,944. The weighted-average vesting period over which the total compensation expense will be recorded related to unvested options not yet recognized at September 30, 2012 was approximately 3.5 years.

10. INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
10. INCOME TAXES

10.      INCOME TAXES

A reconciliation of income taxes at the U.S. Federal statutory rate to the benefit for income taxes is as follows:

	Year ended December 31,
	2010		2011
Benefit at US federal statutory rate		$(2,022,222)		$(2,116,237)
State taxes - deferred		(272,271)		(373,454)
Beneficial conversion feature		45,108		189,182
Increase in valuation allowance		2,582,235		2,076,757
Research and development credits		(332,850)		(97,013)
Benefit for income taxes	$	---		$(320,765)
Deferred tax assets:
Federal and state net operating loss carryforwards		$7,612,221		$10,267,000
Federal and state research credits		1,793,953		1,890,966
Total gross deferred tax assets		9,406,174		12,157,966
Less: valuation allowance for deferred tax assets		(9,406,174)		(12,157,966)
Net deferred tax assets	$	---	$	---

As of December 31, 2011, the Company had federal and state net operating loss carryforwards of approximately $25.0 million and $21.3 million, respectively, The Company also had federal and state research and development tax credit carryforwards of approximately $1.2 million and $0.7 million, respectively.  The net operating loss carryforwards and tax credits will expire at various dates beginning in 2027 if not utilized.  During the year ended December 31, 2010, the Company received a Federal Research and Development Grant in the amount of $244,479 under Section 48D of the Internal Revenue Code for a Qualified Therapeutic Discovery Project.

The Company received $320,765 and $617,615 in January 2011 and January 2012, respectively, from the sale of net operating loss and research and development credit carryforwards under the New Jersey Economic Development Authority Technology Business Tax Certificate Transfer Program.  These amounts are recorded on the financial statements as income tax benefits in the year they are received.

11. SEGMENTS	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
11. SEGMENTS

11.      SEGMENTS

The Company is engaged in the development and commercialization of human plasma and plasma-derived therapeutics.  The Company also operates an FDA-licensed source plasma collection facility located in Norcross, Georgia.  The Company defines its segments as those business units whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to analyze performance and allocate resources.

The plasma collection center segment includes the Company’s operation in Georgia.  The research and development segment includes the Company’s plasma development operations in New Jersey.

Summarized financial information concerning reportable segments is shown in the following table:

Year ended December 31, 2010	Plasma Collection Center		Research and Development		Corporate		Consolidated
Revenues	$	---	$	---	$	---	$
Loss from operations		(1,876,644)		(2,193,838)		(1,425,951)		(5,496,433)
Other expense		---		---		(451,279)		(451,279)
Loss before income taxes		(1,876,644)		(2,193,838)		(1,877,230)		(5,947,712)
Property plant and equipment, net		1,020,214		47,067		13,878		1,081,159
Depreciation and amortization expense		198,130		18,144		3,927		220,201

Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Other expense	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property plant and equipment, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552

Nine Months Ended September 30, 2011 (Unaudited)	Plasma Collection Center		Research and Development		Corporate		Consolidated
Revenues	$	---	$	---	$	---	$	---
Cost of sales		---		---		---		---
Gross profit		---		---		---		---
Loss from operations		(1,191,243)		(2,377,818)		(932,248)		(4,501,309)
Other expense		(7,155)		---		(760,975)		(768,130)
Loss before income taxes		(1,198,398)		(2,377,818)		(1,693,223)		(5,269,439)
Property and equipment, net		869,829		33,460		11,709		914,998
Depreciation and amortization expense		148,500		14,861		2,800		166,161

Nine Months Ended September 30, 2012 (Unaudited)	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$594,834	$	---	$	---	$594,834
Cost of sales	288,761		---		---	288,761
Gross profit	306,073		---		---	306,073
Loss from operations	(1,021,688)		(2,201,131)		(2,446,043)	(5,668,862)
Other income (expense)	(6,465)		---		7,936	1,471
Loss before income taxes	(1,028,153)		(2,201,131)		(2,438,107)	(5,667,391)
Property and equipment, net	701,637		16,306		85,766	803,709
Depreciation and amortization expense	121,553		12,618		6,572	140,743

The “Corporate” column includes general and administrative overhead expenses.  The column for Research and Development expense includes the loss on sale of research and development inventory incurred during the nine months ended September 30, 2011.

Property and equipment, net, included in the “Corporate” column above includes assets related to corporate and support functions.

12. SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
12. SUBSEQUENT EVENTS

12.      SUBSEQUENT EVENTS

On February 13, 2012, in connection with, and immediately prior to the closing of the Merger (as defined below), the Company completed a private placement (the “2012 Financing”) of 1,828,128 shares of the Company’s common stock at a price per share of $9.60 to accredited investors, for gross proceeds to the Company of $17,550,029 pursuant to a securities purchase agreement (the “Securities Purchase Agreement”). In lieu of repayment of senior secured promissory notes in the aggregate principal amount of $250,000 (plus $12,740 in accrued interest), the aggregate amount of unpaid principal and interest on the notes was invested by the holders of such notes in the 2012 Financing in exchange for shares of the Company’s common stock.  The net cash proceeds from the 2012 Financing, after the payment of all expenses related to the 2012 Financing and the Merger, approximated $15.7 million.

Rodman & Renshaw, LLC (the “Placement Agent”) acted as the exclusive placement agent in connection with the 2012 Financing.  The Company paid the Placement Agent a cash fee for its services equal to 7% of the aggregate offering price paid by each investor in the 2012 Financing, other than with respect to certain investors.  As additional compensation, the Company issued the Placement Agent warrants (the “Placement Agent Warrants”) to purchase 87,865 shares of common stock of the Company.  The Placement Agent Warrants, which were exchanged for warrants of ParentCo (as defined below) in the Merger, are exercisable at $9.60 per share of Common Stock at any time beginning on August 11, 2012 and ending on February 12, 2017.  The Company also agreed to reimburse the Placement Agent for up to $100,000 of expenses it incurs in connection with the 2012 Financing and to indemnify it against certain liabilities in connection with the 2012 Financing.

On February 13, 2012, R & R Acquisition VI, Inc. (“ParentCo”) entered into a merger agreement (the “Merger Agreement”) with the Company and ADMA Acquisition Sub, Inc., a Delaware corporation (“Acquisition Sub”) (“Merger”). Upon closing of the Merger, Acquisition Sub was merged with and into the Company, and the Company, as the surviving corporation in the Merger, became a wholly-owned subsidiary of ParentCo.  ParentCo’s corporate name was changed to ADMA Biologics, Inc.

In connection with the Merger and pursuant to the terms of the Merger Agreement, all of the then issued and outstanding shares of the Company’s common stock, including the common stock issued in the 2012 Financing and including the shares of the Company’s Series A preferred stock, which were converted into common stock immediately prior to and as part of the Merger, were automatically exchanged into 4,601,270 shares of common stock of ParentCo, par value $0.0001 per share (the “Common Stock”) at a 1:1 exchange ratio; all warrants, options and other rights to purchase or acquire shares of the Company’s common stock outstanding immediately prior to the Merger, including the Placement Agent Warrants and including the additional options granted to Adam S. Grossman, CEO, under his new employment agreement, were converted into warrants, options or other rights, as the case may be, to purchase an aggregate of 383,380 shares of Common Stock at the same exercise prices; and 2,446,967 of the 2,500,000 shares of Common Stock held by the stockholders of ParentCo immediately prior to the Merger were canceled such that these stockholders now hold 53,033 shares of Common Stock, not including the 87,865 shares issuable upon exercise of the Placement Agent Warrants, held by an affiliate of one of such stockholders.

Immediately prior to the Merger and the transactions described above, (i) 3,386,454 shares of Series A Preferred Stock of the Company were converted into 11,243,748 shares of the Company’s common stock after giving effect to cumulative anti-dilution adjustments and accrued dividends, and 4,835,224 shares of the Company’s Series A Preferred Stock issued in December 2011 upon the conversion of convertible notes were converted into an equal number of shares of the Company’s common stock and (ii) the shares of common stock of the Company were reverse split at a ratio of 1-for-6.8 (the “Reverse Split”). The consolidated financial statements were adjusted to give retroactive effect to the Reverse Split.

As part of the Merger, ParentCo assumed certain of the Company’s obligations under an investors’ rights agreement, dated July 17, 2007, by and among the Company and its stockholders (the “Investors’ Rights Agreement”), assumed the Company’s obligations under the Securities Purchase Agreement, and assumed the Company’s Plan.  After an increase in authorized shares under the Plan in connection with the Merger, the Company currently has options to purchase 295,515 shares of Common Stock issued and outstanding under the Plan and has reserved for future issuance under the Plan an additional 265,685 shares of Common Stock.

For accounting purposes, the Merger will be accounted for as a reverse acquisition, with the Company as the accounting acquiror (legal acquiree) and ParentCo as the accounting acquiree (legal acquiror), effectively a recapitalization of the Company.  On February 13, 2012, the Company entered into a new employment agreement with its President and Chief Executive Officer, Adam S. Grossman, which has an initial term of three (3) years, with automatic three (3) year renewal periods unless notice is provided 90 days in advance.  The employment agreement provides that Mr. Grossman (i) will initially be paid $350,000 annually beginning on the date on which the Merger closed (the “Effective Date”); (ii) is eligible for an annual cash bonus, the target of which is $100,000, based upon the attainment of certain performance objectives mutually agreed to by the Board of Directors and Mr. Grossman; (iii) was to be granted on the Effective Date options to purchase shares of Common Stock representing 4% of the Company’s equity on a fully diluted basis (options to purchase 212,134 shares of Common Stock at an exercise price of $9.60 were granted pursuant to this provision) and (iv) is eligible to participate in the Company’s standard benefits package.  All options granted to Mr. Grossman were issued under the Company’s stock option plan and vest over a four year period, with 25% of the options vesting on the Effective Date, and the remaining 75% vesting in equal monthly installments over the following 48 months of continued employment (full vesting on the fourth anniversary of the Effective Date), subject to accelerated vesting under certain circumstances.  Mr. Grossman also received a bonus in connection with his 2011 performance, including in connection with the 2012 Financing and Merger, of $50,000 on the date on which the Merger closed.

Unaudited

On October 1, 2012, the Company and Rodman & Renshaw, LLC, entered into a Securities Purchase Agreement (“SPA”) whereby the Company purchased 31,472 shares of common stock, par value $0.0001 per share, for $150,000 from Rodman & Renshaw, LLC.  The shares of common stock purchased by the Company had originally been issued to R&R Investments IV, Inc., an affiliate of Rodman & Renshaw, LLC. See Note 1 - Organization and Business for additional information regarding the Merger and the 2012 Financing.  These shares of common stock were retired, thus reducing the total shares of common stock outstanding from 4,654,303 to 4,622,831.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements include the accounts of ADMA Biologics, Inc. and its wholly-owned subsidiaries.  All significant intercompany transactions and balances have been eliminated in consolidation.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly-liquid instruments purchased with a maturity of three months or less to be cash equivalents.
Inventories

Inventories

Plasma inventories (both plasma intended for resale and plasma intended for internal use in our research and development activities) are carried at the lower of cost or market value determined on the first-in, first-out method.  Physical inventories are conducted at the end of each year and perpetual records are adjusted accordingly.  Once the research and development plasma is processed to a finished good for ongoing trials it is then expensed to research and development.  Inventory at December 31, 2010 and 2011 consists of raw materials.  Inventory also includes plasma collected at the Company’s FDA licensed plasma collection center.  Approximately 9,000 liters of plasma inventory was sold in 2011, and the Company recorded a loss of $1,934,630.  The total amount of inventory sold at book value was $2,439,487 and the Company received $504,857 in proceeds from the sales.

Revenue recognition

Revenue recognition

Revenue from the sale of human plasma collected at the Company’s plasma collection center and plasma-derived medicinal products is recognized at the time of transfer of title and risk of loss to the customer, which usually occurs at the time of shipment.  Revenue is recognized at the time of delivery if the Company retains the risk of loss during shipment.

The plasma inventory sold in 2011 had been purchased from third parties specifically for use in research and development activities.  It had not been collected at the Company’s plasma collection center and sold in the ordinary course of business.  Therefore, the sale was not recorded as revenue with related cost of sales, but was instead recorded as a loss on sale.

Research and development costs

Research and development costs

The Company expenses all research and development costs as incurred including plasma and equipment for which there is no alternative future use.  Such expenses include licensing fees and costs associated with planning and conducting clinical trials.

Use of estimates

Use of estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates include valuation of inventory, assumptions used in the fair value of stock-based compensation, and the allowance for the valuation of future tax benefits.

Concentration of credit risk	Concentration of credit risk Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents.
Property and equipment

Property and equipment

Fixed assets are stated at cost less accumulated depreciation.  Depreciation is calculated using the straight-line method over the asset’s estimated useful life, which is five to ten years.  Leasehold improvements are amortized over the lesser of the lease term or their estimated useful lives.

Income taxes

Income taxes

From June 24, 2004 to July 16, 2007, the Company elected to be taxed as an S corporation for both Federal and state income tax reporting purposes.  Accordingly, the taxable income or loss related to that period was includable in the personal income tax returns of the stockholders.

Effective July 16, 2007, the Company was merged into a C corporation and adopted guidance issued by the Financial Accounting Standards Board, “Accounting for Income Taxes” which requires that the Company recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.  The Company records a valuation allowance on its deferred income tax assets if it is more likely than not that these deferred income tax assets will not be realized.

The Company has no unrecognized tax benefits at December 31, 2010 and 2011.  The Company’s U.S. Federal and state income tax returns prior to fiscal year 2008 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company will recognize interest and penalties associated with tax matters as income tax expense.

Earnings (loss) per common share

Earnings (Loss) Per Share

Net loss per share is determined in accordance with the two-class method.  This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company.  Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings.  The Company’s Series A convertible preferred stock are participating securities, since the stockholders are entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares.

Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period.  Because the holders of the Series A convertible Preferred Stock are not contractually required to share in the Company’s losses in applying the two-class method to compute basic net loss per common share, no allocation to preferred stock was made for the years ended December 31, 2010 and 2011.

Diluted net loss per share is calculated by dividing net loss applicable to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period.  Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and a warrant (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two –class method).  Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive.  No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented.  Potentially dilutive securities that would be issued upon conversion of convertible notes, conversion of Series A convertible preferred stock, and the exercise of outstanding warrants and stock options were 1.7 million as of both December 31, 2010 and 2011 and 1.9 million and 0.7 million as of September 30, 2011 (unaudited) and 2012 (unaudited), respectively.

Stock-based compensation

Stock-based compensation

The Company follows recognized accounting guidance which requires all stock-based payments, including grants of stock options, to be recognized in the Statement of Operations as compensation expense, based on their fairvalues on the grant date.  The estimated fair value of options granted under the Company’s 2007 Employee Stock Option Plan (the “Plan”) are recognized as compensation expense over the option-vesting period.

During the years ended December 31, 2010 and 2011, the Company recorded stock-based compensation expense to employees and a consultant of $34,809 and $22,947, respectively.  During the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), the Company recorded stock-based compensation expense to employees and a consultant of $19,623 and $408,544, respectively.

The fair value of employee options granted was determined on the date of grant using the Black-Scholes model.  The Black-Scholes option valuation model was developed for use in estimating the fair value of publicly traded options, which have no vesting restrictions and are fully transferable.  In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.  The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value estimate.  Because there is no public market for the Company’s stock and very little historical experience with the Company’s stock options, a small similar publicly traded company was used for comparison and expectations as to assumptions required for fair value computation using the Black-Scholes methodology.  Accordingly, the Company’s stock price volatility is expected to be 72% and the expected term of options outstanding is 6.25 years.  The Company’s dividend yield has been assumed at 0% as the Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future.

Guidance for stock-based compensation requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The Company currently estimates there will be no forfeitures of options.

Fair value of financial instruments

Fair value of financial instruments

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents and accounts payable, are shown at cost which approximates fair value due to the short-term nature of these instruments.

3. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and equipment
	2010	2011
Lab and office equipment	$467,492	$465,778
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,548,872	1,547,158
Less: accumulated depreciation and amortization	(467,713)	(686,226)
	$1,081,159	$860,932

4. LEASEHOLD IMPROVEMENT LOAN (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Leasehold Improvement Loan
2012	$10,576
2013	11,569
2014	12,654
2015	13,841
2016	15,139
Thereafter	35,410
Total	$99,189

5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable To Significant Stockholders Tables
Notes payable

Issue Date	Principal 12/31/10	Principal Issued in 2011			Principal Converted in 2011		Principal Repaid in 2011		Principal 12/31/11		Interest Rate	Conversion Price

Aug-09	$2,500,000	$	---		$(2,500,000	) *	$	---	$	---	9%	$1.9930
Dec-09	2,500,000		---		(2,500,000	) *		---		---	9%	$1.9930
Jun-10	1,800,000		---		(1,800,000)			---		---	12%	$1.9930
Dec-10	500,000		---		(500,000)			---		---	10%	$1.9930
Feb-11	---		300,000		(300,000)			---		---	10%	$1.9930
May-11	---		250,000		(250,000)			---		---	10%	$1.9930
Jun-11	---		300,000		(300,000)			---		---	10%	$1.9930
Aug-11	---		250,000		---			---		250,000	10%	$1.9930
Sep-11	---		100,000	**	---			(100,000)		---	18%	---
Oct-11	---		100,000	**	---			(100,000)		---	18%	---
Dec-11	---		200,000		---			---		200,000	18%	---
	$7,300,000		$1,500,000		$(8,150,000)			$(200,000)		$450,000

Warrants outstanding

	Number Of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance Outstanding – December 31, 2009	---
Issued January 1 – December 31, 2010	52,730	$0.07	9.5 years
Balance Outstanding and Exercisable – December 31, 2010	52,730	$0.07	9.5 years
Warrants vested and expected to vest – December 31, 2010	52,730	$0.07	9.5 years
Balance Outstanding – December 31, 2010	52,730	$0.07	9.5 years
Issued January 1 – December 31, 2011	5,198	$0.07	9.9 years
Cancelled January 1 – December 31, 2011	(586)	$0.07
Exercised January 1 – December 31, 2011	(57,342)	$0.07
Balance Outstanding – December 31, 2011	---

8. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
2012	$152,247
2013	156,058
2014	159,995
2015	164,026
2016	168,089
Thereafter	303,894
$1,104,309

9. STOCK OPTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options outstanding
	Number Of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance Outstanding – December 31, 2009	80,441	$3.33	6.8 years
Options issued	3,676	$1.70
Options forfeited	(739)	$3.44
Balance Outstanding – December 31, 2010	83,378	$3.33	6.8 years

Options issued	---
Options forfeited	---
Balance Outstanding – December 31, 2011	83,378	$3.33	5.8 years
Options issued	506,559	$9.60
Balance Outstanding – September 30, 2012	589,937	$8.71	8.9 years

10. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Reconciliation of income taxes
	Year ended December 31,
	2010		2011
Benefit at US federal statutory rate		$(2,022,222)		$(2,116,237)
State taxes - deferred		(272,271)		(373,454)
Beneficial conversion feature		45,108		189,182
Increase in valuation allowance		2,582,235		2,076,757
Research and development credits		(332,850)		(97,013)
Benefit for income taxes	$	---		$(320,765)
Deferred tax assets:
Federal and state net operating loss carryforwards		$7,612,221		$10,267,000
Federal and state research credits		1,793,953		1,890,966
Total gross deferred tax assets		9,406,174		12,157,966
Less: valuation allowance for deferred tax assets		(9,406,174)		(12,157,966)
Net deferred tax assets	$	---	$	---

11. SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
SEGMENTS

Year ended December 31, 2010	Plasma Collection Center		Research and Development		Corporate		Consolidated
Revenues	$	---	$	---	$	---	$
Loss from operations		(1,876,644)		(2,193,838)		(1,425,951)		(5,496,433)
Other expense		---		---		(451,279)		(451,279)
Loss before income taxes		(1,876,644)		(2,193,838)		(1,877,230)		(5,947,712)
Property plant and equipment, net		1,020,214		47,067		13,878		1,081,159
Depreciation and amortization expense		198,130		18,144		3,927		220,201

Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Other expense	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property plant and equipment, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552

Nine Months Ended September 30, 2011 (Unaudited)	Plasma Collection Center		Research and Development		Corporate		Consolidated
Revenues	$	---	$	---	$	---	$	---
Cost of sales		---		---		---		---
Gross profit		---		---		---		---
Loss from operations		(1,191,243)		(2,377,818)		(932,248)		(4,501,309)
Other expense		(7,155)		---		(760,975)		(768,130)
Loss before income taxes		(1,198,398)		(2,377,818)		(1,693,223)		(5,269,439)
Property and equipment, net		869,829		33,460		11,709		914,998
Depreciation and amortization expense		148,500		14,861		2,800		166,161

Nine Months Ended September 30, 2012 (Unaudited)	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$594,834	$	---	$	---	$594,834
Cost of sales	288,761		---		---	288,761
Gross profit	306,073		---		---	306,073
Loss from operations	(1,021,688)		(2,201,131)		(2,446,043)	(5,668,862)
Other income (expense)	(6,465)		---		7,936	1,471
Loss before income taxes	(1,028,153)		(2,201,131)		(2,438,107)	(5,667,391)
Property and equipment, net	701,637		16,306		85,766	803,709
Depreciation and amortization expense	121,553		12,618		6,572	140,743

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock based compensation	$ 408,544	$ 19,623	$ 22,947	$ 34,809

3. PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment Details
Lab and office equipment		$ 465,778	$ 467,492
Computer software		141,277	141,277
Leasehold improvements		940,103	940,103
Property and Equipment, Net		1,547,158	1,548,872
Less: accumulated depreciation and amortization		(686,226)	(467,713)
Property and Equipment, Net	$ 803,709	$ 860,932	$ 1,081,159

3. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment Details Narrative
Depreciation and amortization expense	$ 140,743	$ 166,161	$ 219,552	$ 220,201

4. LEASEHOLD IMPROVEMENT LOAN (Details) (USD $)	Dec. 31, 2011
Leasehold Improvement Loan Details
2012	$ 10,576
2013	11,569
2014	12,654
2015	13,841
2016	15,139
Thereafter	35,410
Total	$ 99,189

5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
WarrantMember
Warrants Balance Outstanding, Beginning	52,730	0
Warrants Issued	5,198	52,730
Warrants Balance Outstanding and Exercisable		52,730
Warrants vested and expected to vest		52,730
Warrants Cancelled	(586)
Warrants Exercised	(57,342)
Warrants Balance Outstanding, Ending	0	52,730
Weighted Average Exrcise Price
Warrants Balance Outstanding, Beginning	0.07	0.07
Warrants Issued	0.07	0.07
Warrants Balance Outstanding and Exercisable		0.07
Warrants vested and expected to vest		0.07
Warrants Cancelled	0.07
Warrants Exercised	0.07
Warrants Balance Outstanding, Ending		0.07
Weighted Average Remaining Contractual Life
Warrants Balance Outstanding, Beginning	9.5 Years	9.5 Years
Warrants Issued	9.5 Years	9.5 Years
Warrants Balance Outstanding and Exercisable		9.5 Years
Warrants vested and expected to vest		9.5 Years
Warrants Balance Outstanding, Ending		9.5 Years

5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Interest expense	$ 1,587,685	$ 693,401

6. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Dividends accumulated	$ 5,326,207	$ 4,117,726

7. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Rent expense	$ 96,448	$ 96,539
Rent owed	72,336
Senior secured convertible promissory notes and nonconvertible promissory notes	450,000	7,300,000
Convertible debt accured interest	$ 10,781	$ 650,301

8. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2011
Commitments And Contingencies Details
2012	$ 152,247
2013	156,058
2014	159,995
2015	164,026
2016	168,089
Thereafter	303,894
Total lease payments	$ 1,104,309

9. STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options Outstanding	83,378		80,441
Number of Options Issued	506,559	0	3,676
Number of Options Forfeited		0	(739)
Number of Options Exercisable	589,937	83,378	83,378
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 3.33		$ 3.33
Weighted Average Exercise Price Issued	$ 9.6		$ 1.7
Weighted Average Exercise Price Forfeited			$ 3.44
Weighted Average Exercise Price Exercisable	$ 8.71	$ 3.33	$ 3.33
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years) Outstanding, Beginning		5 years 9 months 22 days	6 years 9 months 22 days
Weighted Average Remaining Contractual Life (in years) Exercisable	8 years 10 months 29 days		6 years 9 months 22 days

9. STOCK OPTIONS (Details Narrative) (USD $)	Sep. 30, 2012
Stock Options Details Narrative
Compensation expense related to unvested options not yet recognized	$ 3,050,944

10. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details
Benefit at US federal statutory rate	$ (2,116,237)	$ (2,022,222)
State taxes - deferred	(373,454)	(272,271)
Beneficial conversion feature	189,182	45,108
Increase in valuation allowance	2,076,757	2,582,235
Research and development credits	(97,013)	(332,850)
Benefit for income taxes	(320,765)	0
Deferred tax assets:
Federal and state net operating loss carryforwards	10,267,000	7,612,221
Federal and state research credits	1,890,966	1,793,953
Total gross deferred tax assets	12,157,966	9,406,174
Less: valuation allowance for deferred tax assets	(12,157,966)	(9,406,174)
Net deferred tax assets	$ 0	$ 0

11. SEGMENTS (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summarized financial information concerning reportable segments
Revenues	$ 594,834	$ 0	$ 761,042	$ 0
Cost of sales	288,761	0	207,570	0
Gross profit	306,073	0	553,472	0
Loss from operations	(5,668,862)	(4,501,309)	(4,622,956)	(5,496,433)
Other (income) expense	1,471	(768,130)	(1,601,269)	(451,279)
Loss before income taxes	(5,667,391)	(5,269,439)	(6,224,225)	(5,947,712)
Depreciation and amortization expense	140,743	166,161	219,552	220,201
Plasma Collection Center
Summarized financial information concerning reportable segments
Revenues	594,834	0	761,042	0
Cost of sales	288,761	0
Gross profit	306,073	0
Loss from operations	(1,021,688)	(1,191,243)	(609,676)	(1,876,644)
Other (income) expense	(6,465)	(7,155)	0	0
Loss before income taxes	(1,028,153)	(1,198,398)	(609,676)
Property and equipment, net	701,637	869,829	822,265	1,020,214
Depreciation and amortization expense	121,553	148,500	197,274	198,130
Research And Development
Summarized financial information concerning reportable segments
Revenues	0	0	0	0
Cost of sales	0	0
Gross profit	0	0
Loss from operations	(2,201,131)	(2,377,818)	(2,581,386)	(2,193,838)
Other (income) expense	0	0	0	0
Loss before income taxes	(2,201,131)	(2,377,818)	(2,581,386)
Property and equipment, net	16,306	33,460	28,924	47,067
Depreciation and amortization expense	12,618	14,861	18,144	18,144
Corporate
Summarized financial information concerning reportable segments
Revenues	0	0	0	0
Cost of sales	0	0
Gross profit	0	0
Loss from operations	(2,446,043)	(932,248)	(1,431,894)	(1,425,951)
Other (income) expense	7,936	(760,975)	(1,601,269)	(451,279)
Loss before income taxes	(2,438,107)	(1,693,223)	(3,033,163)
Property and equipment, net	85,766	11,709	9,743	13,878
Depreciation and amortization expense	6,572	2,800	4,134	3,927
Consolidated
Summarized financial information concerning reportable segments
Revenues	594,834	0	761,042	0
Cost of sales	288,761	0
Gross profit	306,073	0
Loss from operations	(5,668,862)	(4,501,309)	(4,622,956)	(5,496,433)
Other (income) expense	1,471	(768,130)	(1,601,269)	(451,279)
Loss before income taxes	(5,667,391)	(5,269,439)	(6,224,225)
Property and equipment, net	803,709	914,998	860,932	1,081,159
Depreciation and amortization expense	$ 140,743	$ 166,161	$ 219,552	$ 220,201